Share capital - Summary of share purchase warrants (Detail) - Warrant [Member]	12 Months Ended
Dec. 31, 2022 warrants $ / shares
Exercise price range one [Member]
Statement [Line Items]
Number of share purchase warrants | warrants	5,139,000
Exercise price range Three [Member]
Statement [Line Items]
Exercise price per share | $ / shares	$ 0.6
Expiry	Sep. 13, 2023